Accruals and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Cloud Services Subscription deposits	$ 78,671	$ 54,688	$ 25,541
Accrued benefits	32,074	33,184	25,863
Accrued compensation	24,113	31,537	30,484
Due to customers		8,945	8,467
Accruals and other current liabilities	3,583	5,100	2,390
Sales taxes payable	3,596	5,287	3,467
Accrued professional fees	2,867	4,382	2,347
Accrued acquisition stay bonuses	6,006	4,143	1,650
Accrued hosting costs	5,664	2,215	6,740
Accrued facility costs	1,981	2,168	2,269
Accrued rent	0	1,909	2,574
Accrued severance and realignment costs	10,336	1,688	6,555
Non-contingent consideration from acquisitions	91	900	8,629
Other accrued and current liabilities	$ 12,311	11,371	9,723
Total accruals and other current liabilities		$ 167,517	$ 136,699